UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21574

Investment Company Act File Number

Eaton Vance Floating-Rate Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

May 31

Date of Fiscal Year End

August 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Floating-Rate Income Trust

August 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 136.5%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 2.0%
Accudyne Industries, LLC
Term Loan, 5.01%, (2 mo. USD LIBOR + 3.75%), Maturing August 2, 2024		775	$777,058
Element Materials Technology Group US Holdings, Inc.
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.50%), Maturing June 28, 2024		425	429,427
IAP Worldwide Services, Inc.
Revolving Loan, 1.38%, (3 mo. USD LIBOR + 5.50%), Maturing July 18, 2018(2)		325	323,684
Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2019(3)		437	352,198
TransDigm, Inc.
Term Loan, 4.29%, (USD LIBOR + 3.00%), Maturing June 4, 2021(4)		1,989	1,994,714
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing June 9, 2023		4,705	4,716,714
Term Loan, 4.26%, (3 mo. USD LIBOR + 3.00%), Maturing August 15, 2024		2,899	2,905,111
Wesco Aircraft Hardware Corp.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2021		1,035	1,033,826

			$12,532,732

Automotive — 2.6%
Allison Transmission, Inc.
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing September 23, 2022		1	$1,444
American Axle and Manufacturing, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing April 6, 2024		3,341	3,336,031
Apro, LLC
Term Loan, 5.23%, (3 mo. USD LIBOR + 4.00%), Maturing August 8, 2024		300	303,375
CS Intermediate Holdco 2, LLC
Term Loan, 3.55%, (3 mo. USD LIBOR + 2.25%), Maturing October 26, 2023		619	621,496
Dayco Products, LLC
Term Loan, 6.32%, (3 mo. USD LIBOR + 5.00%), Maturing May 19, 2023		1,122	1,130,604
FCA US, LLC
Term Loan, 3.23%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2018		1,338	1,344,225
Federal-Mogul Holdings Corporation
Term Loan, 4.98%, (1 mo. USD LIBOR + 3.75%), Maturing April 15, 2021		3,331	3,344,491
Horizon Global Corporation
Term Loan, 5.74%, (1 mo. USD LIBOR + 4.50%), Maturing June 30, 2021		414	418,910
Sage Automotive Interiors, Inc.
Term Loan, 6.24%, (1 mo. USD LIBOR + 5.00%), Maturing October 27, 2022		796	803,960
TI Group Automotive Systems, LLC
Term Loan, 3.75%, (3 mo. EURIBOR + 3.00%, Floor 0.75%), Maturing June 30, 2022	EUR	884	1,062,964
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2022		1,302	1,307,508
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024		1,417	1,422,694

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Visteon Corporation
Term Loan, 3.55%, (3 mo. USD LIBOR + 2.25%), Maturing March 24, 2024	685	$688,415

		$15,786,117

Beverage and Tobacco — 0.7%
Arterra Wines Canada, Inc.
Term Loan, 4.06%, (2 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	2,388	$2,402,925
Flavors Holdings, Inc.
Term Loan, 7.05%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020	1,330	1,256,555
Term Loan - Second Lien, 11.30%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021	1,000	750,000

		$4,409,480

Brokerage/Securities Dealers/Investment Houses — 0.9%
Aretec Group, Inc.
Term Loan, 8.00%, Maturing November 23, 2020(5)	1,134	$1,152,163
Term Loan - Second Lien, 6.50%, (2.00% Cash, 4.50% PIK), Maturing May 23, 2021	3,356	3,347,710
Resolute Investment Managers, Inc.
Term Loan - Second Lien, 10.06%, (3 mo. USD LIBOR + 8.75%), Maturing March 3, 2023	300	301,500
Salient Partners L.P.
Term Loan, 9.80%, (3 mo. USD LIBOR + 8.50%), Maturing May 19, 2021	786	762,814

		$5,564,187

Building and Development — 3.3%
American Builders & Contractors Supply Co., Inc.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing October 31, 2023	2,843	$2,851,759
Auction.com, LLC
Term Loan, 6.24%, (1 mo. USD LIBOR + 5.00%), Maturing May 12, 2019	1,100	1,101,062
CPG International, Inc.
Term Loan, 5.05%, (3 mo. USD LIBOR + 3.75%), Maturing May 3, 2024	2,037	2,039,872
DTZ U.S. Borrower, LLC
Term Loan, 4.56%, (3 mo. USD LIBOR + 3.25%), Maturing November 4, 2021	4,153	4,168,707
HD Supply Waterworks Ltd.
Term Loan, 4.46%, (6 mo. USD LIBOR + 3.00%), Maturing August 1, 2024	825	830,156
Henry Company, LLC
Term Loan, 5.74%, (1 mo. USD LIBOR + 4.50%), Maturing October 5, 2023	348	354,344
Quikrete Holdings, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023	2,885	2,878,647
RE/MAX International, Inc.
Term Loan, 4.05%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	2,107	2,119,678
Realogy Corporation
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing July 20, 2022	567	570,806
Summit Materials Companies I, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing July 17, 2022	686	692,289
Werner FinCo L.P.
Term Loan, 5.26%, (2 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	850	853,188
WireCo WorldGroup, Inc.
Term Loan, 6.82%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2023	645	652,114
Term Loan - Second Lien, 10.32%, (3 mo. USD LIBOR + 9.00%), Maturing September 30, 2024	1,500	1,510,312

		$20,622,934

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Business Equipment and Services — 11.1%
Acosta Holdco, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021		3,318	$2,987,472
AlixPartners, LLP
Term Loan, 4.30%, (3 mo. USD LIBOR + 3.00%), Maturing April 4, 2024		2,095	2,110,836
Altisource Solutions S.a.r.l.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing December 9, 2020		1,309	1,158,878
Brand Energy & Infrastructure Services, Inc.
Term Loan, 5.52%, (USD LIBOR + 4.25%), Maturing June 21, 2024(4)		575	577,767
Brickman Group Ltd., LLC
Term Loan, 4.23%, (1 mo. USD LIBOR + 3.00%), Maturing December 18, 2020		877	880,046
Camelot UK Holdco Limited
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing October 3, 2023		1,265	1,273,136
Cast and Crew Payroll, LLC
Term Loan, 4.80%, (3 mo. USD LIBOR + 3.50%), Maturing August 12, 2022		423	424,857
Change Healthcare Holdings, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024		7,157	7,169,487
Corporate Capital Trust, Inc.
Term Loan, 4.56%, (3 mo. USD LIBOR + 3.25%), Maturing May 20, 2019		1,016	1,024,104
CPM Holdings, Inc.
Term Loan, 5.48%, (1 mo. USD LIBOR + 4.25%), Maturing April 11, 2022		295	298,669
Crossmark Holdings, Inc.
Term Loan, 4.80%, (3 mo. USD LIBOR + 3.50%), Maturing December 20, 2019		1,520	1,104,678
Cypress Intermediate Holdings III, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing April 27, 2024		1,400	1,400,000
Education Management, LLC
Term Loan, 5.80%, (3 mo. USD LIBOR + 4.50%), Maturing July 2, 2020(3)		298	167,128
Term Loan, 8.80%, (3 mo. USD LIBOR + 7.50%), Maturing July 2, 2020(3)		566	0
EIG Investors Corp.
Term Loan, 5.32%, (USD LIBOR + 4.00%), Maturing February 9, 2023(4)		3,795	3,833,741
Extreme Reach, Inc.
Term Loan, 7.55%, (3 mo. USD LIBOR + 6.25%), Maturing February 7, 2020		2,597	2,604,824
First Data Corporation
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022		2,703	2,704,287
Garda World Security Corporation
Term Loan, 5.32%, (3 mo. USD LIBOR + 4.00%), Maturing May 24, 2024		2,114	2,136,913
Term Loan, 8.00%, (3 mo. CAD Prime + 3.75%), Maturing May 24, 2024	CAD	973	781,749
Global Payments, Inc.
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing April 22, 2023		997	999,825
GreenSky Holdings, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 4.00%), Maturing August 26, 2024		1,775	1,775,000
IG Investment Holdings, LLC
Term Loan, 5.30%, (3 mo. USD LIBOR + 4.00%), Maturing October 31, 2021		2,191	2,210,016
Information Resources, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 4.25%), Maturing January 18, 2024		923	929,320
ION Trading Finance Limited
Term Loan, 3.75%, (3 mo. EURIBOR + 2.75%, Floor 1.00%), Maturing August 11, 2023	EUR	1,129	1,359,057
Term Loan, 4.05%, (3 mo. USD LIBOR + 2.75%), Maturing August 11, 2023		2,059	2,051,610
J.D. Power and Associates
Term Loan, 5.55%, (2 mo. USD LIBOR + 4.25%), Maturing September 7, 2023		2,484	2,494,554

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
KAR Auction Services, Inc.
Term Loan, 3.56%, (3 mo. USD LIBOR + 2.25%), Maturing March 11, 2021		1,987	$2,001,063
Kronos Incorporated
Term Loan, 4.81%, (3 mo. USD LIBOR + 3.50%), Maturing November 1, 2023		6,443	6,504,161
Monitronics International, Inc.
Term Loan, 6.80%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022		2,390	2,337,711
PGX Holdings, Inc.
Term Loan, 6.49%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020		1,440	1,439,620
Prime Security Services Borrower, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022		2,812	2,831,724
Spin Holdco, Inc.
Term Loan, 5.01%, (2 mo. USD LIBOR + 3.75%), Maturing November 14, 2022		3,546	3,557,578
Techem GmbH
Term Loan, Maturing July 31, 2024(6)	EUR	1,400	1,682,361
Tempo Acquisition, LLC
Term Loan, 4.23%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		950	953,365
TNS, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing February 14, 2020		583	587,358
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.06%, (3 mo. USD LIBOR + 2.75%), Maturing September 2, 2021		1,261	1,260,620
Vestcom Parent Holdings, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		572	576,416
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022		271	271,372

			$68,461,303

Cable and Satellite Television — 4.8%
Charter Communications Operating, LLC
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2024		2,247	$2,258,887
CSC Holdings, LLC
Term Loan, 3.48%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		3,810	3,800,005
Numericable Group S.A.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	499	596,376
Term Loan, 4.06%, (3 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		2,020	2,015,609
Radiate Holdco, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		773	763,331
Telenet Financing USD, LLC
Term Loan, 3.98%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2025		3,300	3,310,606
UPC Financing Partnership
Term Loan, 3.98%, (1 mo. USD LIBOR + 2.75%), Maturing April 15, 2025		2,875	2,885,183
Virgin Media Bristol, LLC
Term Loan, 3.98%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025		7,400	7,425,441
Ziggo Secured Finance B.V.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing April 15, 2025	EUR	2,425	2,901,999
Ziggo Secured Finance Partnership
Term Loan, 3.73%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		3,825	3,824,468

			$29,781,905

Chemicals and Plastics — 6.3%
Alpha 3 B.V.
Term Loan, 4.30%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		600	$602,500
Aruba Investments, Inc.
Term Loan, 4.80%, (3 mo. USD LIBOR + 3.50%), Maturing February 2, 2022		1,007	1,009,747

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Ashland, Inc.
Term Loan, 3.24%, (USD LIBOR + 2.00%), Maturing May 17, 2024(4)		625	$627,864
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.30%, (3 mo. USD LIBOR + 2.00%), Maturing June 1, 2024		2,775	2,785,695
Chemours Company (The)
Term Loan, 3.00%, (6 mo. EURIBOR + 2.25%, Floor 0.75%), Maturing May 12, 2022	EUR	708	851,064
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing May 12, 2022		346	347,100
Emerald Performance Materials, LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		553	556,383
Term Loan - Second Lien, 8.99%, (1 mo. USD LIBOR + 7.75%), Maturing August 1, 2022		625	625,977
Ferro Corporation
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing February 14, 2024		449	450,979
Flint Group GmbH
Term Loan, 4.31%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		162	159,975
Flint Group US, LLC
Term Loan, 4.31%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		981	967,715
Gemini HDPE, LLC
Term Loan, 4.31%, (3 mo. USD LIBOR + 3.00%), Maturing August 7, 2021		2,426	2,440,438
Huntsman International, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing April 1, 2023		933	940,120
Ineos Finance PLC
Term Loan, 3.25%, Maturing March 31, 2022(5)	EUR	464	556,434
Ineos US Finance, LLC
Term Loan, 4.01%, (2 mo. USD LIBOR + 2.75%), Maturing March 31, 2022		758	761,234
Term Loan, 4.01%, (2 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		697	700,418
Kraton Polymers, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing January 6, 2022		1,505	1,519,239
Kronos Worldwide, Inc.
Term Loan, 4.30%, (3 mo. USD LIBOR + 3.00%), Maturing February 18, 2020		314	315,617
MacDermid, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing June 7, 2020		1,165	1,175,654
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		2,999	3,016,783
Minerals Technologies, Inc.
Term Loan, 3.50%, (USD LIBOR + 2.25%), Maturing February 14, 2024(4)		1,034	1,039,533
Orion Engineered Carbons GmbH
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing July 25, 2021	EUR	895	1,079,668
Term Loan, 3.80%, (3 mo. USD LIBOR + 2.50%), Maturing July 25, 2021		1,175	1,183,692
OXEA Finance, LLC
Term Loan, 4.48%, (1 mo. USD LIBOR + 3.25%), Maturing January 15, 2020		746	741,586
PolyOne Corporation
Term Loan, 3.23%, (1 mo. USD LIBOR + 2.00%), Maturing November 11, 2022		542	544,293
PQ Corporation
Term Loan, 4.56%, (3 mo. USD LIBOR + 3.25%), Maturing November 4, 2022		2,277	2,294,121
Solenis International L.P.
Term Loan, 4.50%, (EURIBOR + 3.50%, Floor 1.00%), Maturing July 31, 2021(4)	EUR	1,045	1,260,488
Term Loan, 4.57%, (3 mo. USD LIBOR + 3.25%), Maturing July 31, 2021		314	315,272
Sonneborn Refined Products B.V.
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020		72	73,056
Sonneborn, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020		410	413,982

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Trinseo Materials Operating S.C.A.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing November 5, 2021		1,813	$1,824,331
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.80%, (3 mo. USD LIBOR + 3.50%), Maturing March 19, 2020		3,115	3,128,988
Unifrax Corporation
Term Loan, 5.05%, (3 mo. USD LIBOR + 3.75%), Maturing April 4, 2024		600	605,625
Univar, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing July 1, 2022		3,537	3,551,317
Venator Materials Corporation
Term Loan, 4.31%, (3 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		425	427,391

			$38,894,279

Conglomerates — 0.3%
Bestway UK Holdco Limited
Term Loan, 4.75%, (1 mo. GBP LIBOR + 4.50%), Maturing October 6, 2021	GBP	1,103	$1,435,528
Penn Engineering & Manufacturing Corp.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		275	275,687

			$1,711,215

Containers and Glass Products — 3.4%
Berry Plastics Group, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing October 1, 2022		930	$931,318
BWAY Holding Company
Term Loan, 4.48%, (1 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		1,075	1,077,688
Consolidated Container Company, LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing May 22, 2024		425	428,852
Flex Acquisition Company, Inc.
Term Loan, 4.30%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023		3,516	3,511,792
Horizon Holdings III SAS
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	1,825	2,177,326
Libbey Glass, Inc.
Term Loan, 4.23%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		1,156	1,054,684
Pelican Products, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 4.25%), Maturing April 11, 2020		1,352	1,361,776
Reynolds Group Holdings, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing February 5, 2023		5,844	5,858,855
SIG Combibloc Purchase Co. S.a.r.l.
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing March 13, 2022	EUR	2,651	3,196,422
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing March 13, 2022		1,281	1,288,981

			$20,887,694

Cosmetics/Toiletries — 0.7%
Coty, Inc.
Term Loan, 3.73%, (1 mo. USD LIBOR + 2.50%), Maturing October 27, 2022		938	$944,318
Galleria Co.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.00%), Maturing September 29, 2023		1,900	1,911,567
KIK Custom Products, Inc.
Term Loan, 5.79%, (3 mo. USD LIBOR + 4.50%), Maturing August 26, 2022		1,594	1,609,647

			$4,465,532

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Drugs — 5.8%
Alkermes, Inc.
Term Loan, 3.97%, (3 mo. USD LIBOR + 2.75%), Maturing September 25, 2021		406	$408,871
Amneal Pharmaceuticals, LLC
Term Loan, 4.80%, (3 mo. USD LIBOR + 3.50%), Maturing November 1, 2019		3,394	3,419,190
Arbor Pharmaceuticals, Inc.
Term Loan, 6.30%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023		3,001	3,049,285
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024		5,150	5,181,266
Horizon Pharma, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 3.75%), Maturing March 29, 2024		3,702	3,733,786
Jaguar Holding Company II
Term Loan, 4.02%, (USD LIBOR + 2.75%), Maturing August 18, 2022(4)		7,128	7,160,297
Mallinckrodt International Finance S.A.
Term Loan, 4.05%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024		3,170	3,178,430
Valeant Pharmaceuticals International, Inc.
Term Loan, 5.99%, (1 mo. USD LIBOR + 4.75%), Maturing April 1, 2022		9,576	9,745,623

			$35,876,748

Ecological Services and Equipment — 1.2%
Advanced Disposal Services, Inc.
Term Loan, 3.94%, (1 week USD LIBOR + 2.75%), Maturing November 10, 2023		2,299	$2,315,788
EnergySolutions, LLC
Term Loan, 5.99%, (1 mo. USD LIBOR + 4.75%), Maturing May 29, 2020		2,823	2,867,607
GFL Environmental, Inc.
Term Loan, 4.77%, (3 mo. CAD LIBOR + 3.75%), Maturing September 27, 2023	CAD	1,489	1,193,682
Term Loan, 4.05%, (3 mo. USD LIBOR + 2.75%), Maturing September 29, 2023		893	898,833

			$7,275,910

Electronics/Electrical — 14.1%
Almonde, Inc.
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024		2,875	$2,884,344
Answers Finance, LLC
Term Loan - Second Lien, 9.00%, (3 mo. USD Prime + 7.90%, Cap 1.10%), Maturing September 15, 2021		503	488,365
Applied Systems, Inc.
Term Loan, 4.30%, (3 mo. USD LIBOR + 3.00%), Maturing January 25, 2021		1,090	1,100,578
Aptean, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022		2,743	2,767,813
Avast Software B.V.
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.25%), Maturing September 29, 2023		2,145	2,162,328
Campaign Monitor Finance Pty. Limited
Term Loan, 6.55%, (3 mo. USD LIBOR + 5.25%), Maturing March 18, 2021		1,037	998,812
CommScope, Inc.
Term Loan, 3.30%, (3 mo. USD LIBOR + 2.00%), Maturing December 29, 2022		899	901,874
CPI International, Inc.
Term Loan, 4.73%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024		725	724,396
Cypress Semiconductor Corporation
Term Loan, 3.98%, (1 mo. USD LIBOR + 2.75%), Maturing July 5, 2021		1,140	1,147,695
Electrical Components International, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 4.75%), Maturing May 28, 2021		2,212	2,228,359

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Electro Rent Corporation
Term Loan, 6.24%, (1 mo. USD LIBOR + 5.00%), Maturing January 19, 2024		1,368	$1,380,951
Entegris, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2021		220	221,286
Excelitas Technologies Corp.
Term Loan, 6.30%, (3 mo. USD LIBOR + 5.00%), Maturing October 31, 2020		901	903,736
Eze Castle Software, Inc.
Term Loan, 4.30%, (3 mo. USD LIBOR + 3.00%), Maturing April 6, 2020		2,467	2,479,582
Go Daddy Operating Company, LLC
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing February 15, 2024		5,844	5,867,825
GTCR Valor Companies, Inc.
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing June 20, 2023	EUR	500	603,906
Term Loan, 5.50%, (3 mo. USD LIBOR + 4.25%), Maturing June 16, 2023		800	807,800
Hyland Software, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2022		3,014	3,038,811
Infoblox, Inc.
Term Loan, 6.24%, (1 mo. USD LIBOR + 5.00%), Maturing November 7, 2023		2,145	2,159,369
Infor (US), Inc.
Term Loan, 3.75%, (3 mo. EURIBOR + 2.75%, Floor 1.00%), Maturing February 1, 2022	EUR	923	1,105,508
Term Loan, 4.05%, (3 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		7,268	7,258,495
Informatica Corporation
Term Loan, 4.80%, (3 mo. USD LIBOR + 3.50%), Maturing August 5, 2022		3,693	3,703,458
Lattice Semiconductor Corporation
Term Loan, 5.48%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021		551	552,345
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 3.48%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		1,307	1,305,884
MA FinanceCo., LLC
Term Loan, 3.81%, (3 mo. USD LIBOR + 2.50%), Maturing November 19, 2021		3,050	3,055,480
Term Loan, 3.98%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024		529	528,976
MH Sub I, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing July 8, 2021		2,035	2,040,995
Term Loan, Maturing August 15, 2024(6)		550	548,212
Microsemi Corporation
Term Loan, 3.55%, (3 mo. USD LIBOR + 2.25%), Maturing January 15, 2023		571	573,473
MTS Systems Corporation
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023		1,414	1,426,688
Renaissance Learning, Inc.
Term Loan, 5.05%, (3 mo. USD LIBOR + 3.75%), Maturing April 9, 2021		2,221	2,236,719
Term Loan - Second Lien, 8.30%, (3 mo. USD LIBOR + 7.00%), Maturing April 11, 2022		250	250,937
Rocket Software, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 4.25%), Maturing October 14, 2023		1,290	1,304,631
Seattle Spinco, Inc.
Term Loan, 4.03%, (3 mo. USD LIBOR + 2.75%), Maturing June 21, 2024		3,571	3,572,307
SGS Cayman L.P.
Term Loan, 6.67%, (3 mo. USD LIBOR + 5.375%), Maturing April 23, 2021		216	207,407
SkillSoft Corporation
Term Loan, 5.99%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021		4,573	4,268,532
SS&C Technologies, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022		93	93,428
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022		1,782	1,791,452

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
SurveyMonkey, Inc.
Term Loan, 5.80%, (3 mo. USD LIBOR + 4.50%), Maturing April 13, 2024	1,450	$1,471,750
Sutherland Global Services, Inc.
Term Loan, 6.67%, (3 mo. USD LIBOR + 5.375%), Maturing April 23, 2021	927	891,011
Switch Ltd.
Term Loan, 3.98%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024	275	276,762
Synchronoss Technologies, Inc.
Term Loan, 5.76%, (3 mo. USD LIBOR + 4.50%), Maturing January 19, 2024	848	844,695
Syncsort Incorporated
Term Loan, Maturing August 9, 2024(6)	1,625	1,613,321
Tibco Software, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020	549	551,900
Uber Technologies
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing July 13, 2023	4,371	4,374,556
Veritas Bermuda Ltd.
Term Loan, 5.80%, (3 mo. USD LIBOR + 4.50%), Maturing January 27, 2023	2,452	2,471,007
VF Holding Corp.
Term Loan, 4.55%, (3 mo. USD LIBOR + 3.25%), Maturing June 30, 2023	3,030	3,043,110
Wall Street Systems Delaware, Inc.
Term Loan, 4.80%, (3 mo. USD LIBOR + 3.50%), Maturing August 26, 2023	744	747,743
Western Digital Corporation
Term Loan, 3.98%, (3 mo. USD LIBOR + 2.75%), Maturing April 29, 2023	2,059	2,076,465

		$87,055,077

Equipment Leasing — 0.8%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
Term Loan, 3.48%, (1 mo. USD LIBOR + 2.25%), Maturing September 20, 2020	300	$301,232
Term Loan, 3.98%, (1 mo. USD LIBOR + 2.75%), Maturing March 20, 2022	4,525	4,544,485

		$4,845,717

Farming/Agriculture — 0.2%
Green Plains Renewable Energy, Inc.
Term Loan, Maturing August 18, 2023(6)	1,100	$1,104,125

		$1,104,125

Financial Intermediaries — 4.8%
Americold Realty Operating Partnership L.P.
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing December 1, 2022	458	$463,843
Armor Holding II, LLC
Term Loan, 5.80%, (3 mo. USD LIBOR + 4.50%), Maturing June 26, 2020	2,434	2,450,266
Term Loan - Second Lien, 10.30%, (3 mo. USD LIBOR + 9.00%), Maturing December 26, 2020	1,425	1,430,344
Citco Funding, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2022	2,871	2,898,701
Donnelley Financial Solutions, Inc.
Term Loan, 5.20%, (1 week USD LIBOR + 4.00%), Maturing September 30, 2023	343	345,960
FinCo I, LLC
Term Loan, 1.38%, (1 mo. USD LIBOR + 1.375%), Maturing June 14, 2022	1,275	1,287,750
Focus Financial Partners, LLC
Term Loan, 4.55%, (3 mo. USD LIBOR + 3.25%), Maturing July 3, 2024	1,200	1,213,500
Freedom Mortgage Corporation
Term Loan, 6.96%, (6 mo. USD LIBOR + 5.50%), Maturing February 23, 2022	2,042	2,073,462

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Guggenheim Partners, LLC
Term Loan, 3.98%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023		1,268	$1,277,437
Harbourvest Partners, LLC
Term Loan, 3.80%, (3 mo. USD LIBOR + 2.50%), Maturing February 4, 2021		706	705,790
LPL Holdings, Inc.
Term Loan, 3.82%, (USD LIBOR + 2.50%), Maturing March 11, 2024(4)		1,496	1,504,666
MIP Delaware, LLC
Term Loan, 4.30%, (3 mo. USD LIBOR + 3.00%), Maturing March 9, 2020		218	218,791
NXT Capital, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 4.50%), Maturing November 22, 2022		2,862	2,911,828
Ocwen Financial Corporation
Term Loan, 6.23%, (1 mo. USD LIBOR + 5.00%), Maturing December 5, 2020		439	437,562
Quality Care Properties, Inc.
Term Loan, 6.49%, (1 mo. USD LIBOR + 5.25%), Maturing October 31, 2022		2,885	2,899,927
Sesac Holdco II, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing February 23, 2024		599	598,126
Virtus Investment Partners, Inc.
Term Loan, 4.95%, (3 mo. USD LIBOR + 3.75%), Maturing June 1, 2024		550	557,906
Walker & Dunlop, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 4.25%), Maturing December 11, 2020		2,181	2,202,873
Walter Investment Management Corp.
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing December 18, 2020		4,341	4,020,907

			$29,499,639

Food Products — 4.2%
American Seafoods Group, LLC
Term Loan, 4.56%, (USD LIBOR + 3.25%), Maturing August 21, 2023(4)		375	$376,641
Blue Buffalo Company Ltd.
Term Loan, 3.23%, (1 mo. USD LIBOR + 2.00%), Maturing May 27, 2024		1,100	1,108,250
Del Monte Foods, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		1,245	1,025,183
Term Loan - Second Lien, 8.69%, (6 mo. USD LIBOR + 7.25%), Maturing August 18, 2021		1,500	885,000
Dole Food Company, Inc.
Term Loan, 4.01%, (USD LIBOR + 2.75%), Maturing April 6, 2024(4)		1,900	1,908,577
High Liner Foods Incorporated
Term Loan, 4.54%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021		848	853,470
HLF Financing S.a.r.l.
Term Loan, 6.74%, (1 mo. USD LIBOR + 5.50%), Maturing February 15, 2023		1,644	1,659,344
Jacobs Douwe Egberts International B.V.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing July 2, 2022	EUR	356	428,400
Term Loan, 3.56%, (3 mo. USD LIBOR + 2.25%), Maturing July 2, 2022		2,074	2,086,000
JBS USA, LLC
Term Loan, 3.80%, (USD LIBOR + 2.50%), Maturing October 30, 2022(4)		6,933	6,888,215
Nature’s Bounty Co. (The)
Term Loan, 4.80%, (3 mo. USD LIBOR + 3.50%), Maturing May 5, 2023		4,034	4,031,108
Nomad Foods Europe Midco Limited
Term Loan, 3.98%, (1 mo. USD LIBOR + 2.75%), Maturing May 15, 2024		650	653,250
Pinnacle Foods Finance, LLC
Term Loan, 3.23%, (1 mo. USD LIBOR + 2.00%), Maturing February 2, 2024		871	874,071
Post Holdings, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing May 24, 2024		1,800	1,805,999

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
R&R Ice Cream PLC
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing September 29, 2023	EUR	1,250	$1,509,247

			$26,092,755

Food Service — 3.4%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.51%, (USD LIBOR + 2.25%), Maturing February 16, 2024(4)		6,409	$6,408,107
Centerplate, Inc.
Term Loan, 4.97%, (3 mo. USD LIBOR + 3.75%), Maturing November 26, 2019		1,086	1,086,819
Landry’s, Inc.
Term Loan, 3.98%, (USD LIBOR + 2.75%), Maturing October 4, 2023(4)		2,808	2,802,533
NPC International, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing April 19, 2024		950	957,125
Pizza Hut Holdings, LLC
Term Loan, 3.23%, (1 mo. USD LIBOR + 2.00%), Maturing June 16, 2023		1,067	1,073,397
Seminole Hard Rock Entertainment, Inc.
Term Loan, 4.05%, (3 mo. USD LIBOR + 2.75%), Maturing May 14, 2020		288	289,320
TKC Holdings, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 4.25%), Maturing February 1, 2023		1,122	1,128,500
Weight Watchers International, Inc.
Term Loan, 4.53%, (USD LIBOR + 3.25%), Maturing April 2, 2020(4)		5,306	5,198,354
Welbilt, Inc.
Term Loan, 4.24%, (1 week USD LIBOR + 3.00%), Maturing March 3, 2023		1,772	1,788,980

			$20,733,135

Food/Drug Retailers — 1.9%
Albertsons, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing August 25, 2021		1,357	$1,326,447
Term Loan, 4.29%, (3 mo. USD LIBOR + 3.00%), Maturing December 21, 2022		1,493	1,461,859
Term Loan, 4.32%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023		4,034	3,926,803
Holland & Barrett International
Term Loan, Maturing August 4, 2024(6)	GBP	450	567,954
Term Loan, Maturing August 9, 2024(6)	EUR	450	522,980
Rite Aid Corporation
Term Loan - Second Lien, 5.99%, (1 mo. USD LIBOR + 4.75%), Maturing August 21, 2020		1,500	1,510,312
Term Loan - Second Lien, 5.12%, (1 mo. USD LIBOR + 3.875%), Maturing June 21, 2021		1,500	1,510,313
Supervalu, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024		252	244,286
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024		421	407,144

			$11,478,098

Forest Products — 0.2%
Expera Specialty Solutions, LLC
Term Loan, 5.99%, (1 mo. USD LIBOR + 4.75%), Maturing November 3, 2023		1,141	$1,148,509

			$1,148,509

Health Care — 14.1%
Acadia Healthcare Company, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing February 11, 2022		268	$270,890
ADMI Corp.
Term Loan, 5.06%, (3 mo. USD LIBOR + 3.75%), Maturing April 30, 2022		368	371,711

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Akorn, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.25%), Maturing April 16, 2021	935	$946,529
Alere, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing June 18, 2022	1,758	1,760,962
Alliance Healthcare Services, Inc.
Term Loan, 4.53%, (3 mo. USD LIBOR + 3.25%), Maturing June 3, 2019	1,264	1,264,536
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.80%, (3 mo. USD LIBOR + 5.50%), Maturing August 4, 2021	1,101	1,106,417
Auris Luxembourg III S.a.r.l.
Term Loan, 4.30%, (3 mo. USD LIBOR + 3.00%), Maturing January 17, 2022	831	832,995
Beaver-Visitec International, Inc.
Term Loan, 6.30%, (3 mo. USD LIBOR + 5.00%), Maturing August 21, 2023	868	872,780
BioClinica, Inc.
Term Loan, 5.56%, (3 mo. USD LIBOR + 4.25%), Maturing October 20, 2023	1,544	1,518,507
CareCore National, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing March 5, 2021	3,690	3,742,937
Carestream Dental Equiment, Inc.
Term Loan, Maturing September 1, 2024(6)	400	399,375
CeramTec Acquisition Corporation
Term Loan, 4.07%, (3 mo. USD LIBOR + 2.75%), Maturing August 30, 2020	35	35,595
Certara L.P.
Term Loan, 5.32%, (3 mo. USD LIBOR + 4.00%), Maturing August 3, 2024	1,000	1,011,250
CHG Healthcare Services, Inc.
Term Loan, 4.56%, (USD LIBOR + 3.25%), Maturing June 7, 2023(4)	2,371	2,395,013
Community Health Systems, Inc.
Term Loan, 4.07%, (3 mo. USD LIBOR + 2.75%), Maturing December 31, 2019	2,262	2,260,564
Term Loan, 4.32%, (3 mo. USD LIBOR + 3.00%), Maturing January 27, 2021	2,318	2,313,114
Concentra, Inc.
Term Loan, 4.21%, (3 mo. USD LIBOR + 3.00%), Maturing June 1, 2022	286	288,492
Convatec, Inc.
Term Loan, 3.80%, (3 mo. USD LIBOR + 2.50%), Maturing October 31, 2023	647	649,175
CPI Holdco, LLC
Term Loan, 5.30%, (3 mo. USD LIBOR + 4.00%), Maturing March 21, 2024	723	727,707
DaVita HealthCare Partners, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 24, 2021	3,468	3,495,925
DJO Finance, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing June 8, 2020	2,377	2,369,371
Envision Healthcare Corporation
Term Loan, 4.30%, (3 mo. USD LIBOR + 3.00%), Maturing December 1, 2023	7,814	7,878,017
Equian, LLC
Term Loan, 5.02%, (3 mo. USD LIBOR + 3.75%), Maturing May 20, 2024(2)	106	107,074
Term Loan, 5.07%, (3 mo. USD LIBOR + 3.75%), Maturing May 20, 2024	344	347,989
Faenza Acquisition GmbH
Term Loan, 4.07%, (3 mo. USD LIBOR + 2.75%), Maturing August 30, 2020	87	86,910
Term Loan, 4.07%, (3 mo. USD LIBOR + 2.75%), Maturing August 30, 2020	286	286,565
Genoa, a QoL Healthcare Company, LLC
Term Loan, 4.51%, (3 mo. USD LIBOR + 3.25%), Maturing October 28, 2023	2,134	2,145,878
GHX Ultimate Parent Corporation
Term Loan, 4.55%, (3 mo. USD LIBOR + 3.25%), Maturing June 28, 2024	725	725,453
Greatbatch Ltd.
Term Loan, 4.73%, (1 mo. USD LIBOR + 3.50%), Maturing October 27, 2022	2,391	2,400,172

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.44%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025	3,716	$3,725,608
Iasis Healthcare, LLC
Term Loan, 5.30%, (3 mo. USD LIBOR + 4.00%), Maturing February 16, 2021	1,598	1,609,628
INC Research, LLC
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2024	500	501,797
Indivior Finance S.a.r.l.
Term Loan, 7.32%, (3 mo. USD LIBOR + 6.00%), Maturing December 19, 2019	886	899,538
Kindred Healthcare, Inc.
Term Loan, 4.81%, (3 mo. USD LIBOR + 3.50%), Maturing April 9, 2021	1,601	1,601,268
Kinetic Concepts, Inc.
Term Loan, 4.55%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	2,950	2,928,489
KUEHG Corp.
Term Loan, 5.05%, (3 mo. USD LIBOR + 3.75%), Maturing August 13, 2022	2,867	2,872,339
Term Loan - Second Lien, 9.51%, (1 mo. USD LIBOR + 8.25%), Maturing August 18, 2025	425	425,000
Medical Depot Holdings, Inc.
Term Loan, 6.80%, (3 mo. USD LIBOR + 5.50%), Maturing January 3, 2023	790	738,156
Medical Solutions, LLC
Term Loan, 5.49%, (3 mo. USD LIBOR + 4.25%), Maturing June 9, 2024	475	477,969
MMM Holdings, Inc.
Term Loan, 10.25%, (3 mo. USD LIBOR + 8.75%), Maturing June 30, 2019	462	452,780
MPH Acquisition Holdings, LLC
Term Loan, 4.30%, (3 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	3,858	3,877,942
MSO of Puerto Rico, Inc.
Term Loan, 10.25%, (3 mo. USD LIBOR + 8.75%), Maturing June 30, 2019	336	329,169
National Mentor Holdings, Inc.
Term Loan, 4.30%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2021	1,075	1,082,946
New Millennium Holdco, Inc.
Term Loan, 7.74%, (1 mo. USD LIBOR + 6.50%), Maturing December 21, 2020	563	315,425
Onex Carestream Finance L.P.
Term Loan, 5.27%, (USD LIBOR + 4.00%), Maturing June 7, 2019(4)	1,108	1,107,468
Opal Acquisition, Inc.
Term Loan, 5.30%, (3 mo. USD LIBOR + 4.00%), Maturing November 27, 2020	3,209	3,018,409
Ortho-Clinical Diagnostics SA
Term Loan, 5.05%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2021	3,693	3,701,050
Parexel International Corporation
Term Loan, Maturing August 7, 2024(6)	2,850	2,858,906
Press Ganey Holdings, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing October 21, 2023	821	825,236
Quintiles IMS Incorporated
Term Loan, 3.27%, (USD LIBOR + 2.00%), Maturing March 7, 2024(4)	1,529	1,541,236
RadNet, Inc.
Term Loan, 5.09%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2023	1,741	1,743,114
Select Medical Corporation
Term Loan, 4.81%, (USD LIBOR + 3.50%), Maturing March 1, 2021(4)	1,796	1,815,310
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	761	761,705
Surgery Center Holdings, Inc.
Term Loan, Maturing June 6, 2024(6)	1,075	1,065,761
Team Health Holdings, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	2,244	2,223,334

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Tecomet, Inc.
Term Loan, 5.07%, (3 mo. USD LIBOR + 3.75%), Maturing May 2, 2024		850	$854,073
U.S. Anesthesia Partners, Inc.
Term Loan, 4.49%, (3 mo. USD LIBOR + 3.25%), Maturing June 23, 2024		1,050	1,054,375

			$87,019,934

Home Furnishings — 1.0%
Bright Bidco B.V.
Term Loan, 5.80%, (3 mo. USD LIBOR + 4.50%), Maturing June 30, 2024		1,500	$1,517,187
Serta Simmons Bedding, LLC
Term Loan, 4.80%, (3 mo. USD LIBOR + 3.50%), Maturing November 8, 2023		4,900	4,776,640

			$6,293,827

Industrial Equipment — 6.3%
Apex Tool Group, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2020		2,988	$2,880,914
Blount International, Inc.
Term Loan, 6.24%, (1 mo. USD LIBOR + 5.00%), Maturing April 12, 2023		1,139	1,150,597
Clark Equipment Company
Term Loan, 4.01%, (1 mo. USD LIBOR + 2.75%), Maturing May 18, 2024		2,419	2,431,284
Coherent Holding GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 2.25%, Floor 0.75%), Maturing November 7, 2023	EUR	1,189	1,432,970
Delachaux S.A.
Term Loan, 4.80%, (3 mo. USD LIBOR + 3.50%), Maturing October 28, 2021		453	456,473
Dragon Merger Sub, LLC
Term Loan, 5.31%, (3 mo. USD LIBOR + 4.00%), Maturing July 24, 2024		925	933,672
DXP Enterprises, Inc.
Term Loan, Maturing August 14, 2023(6)		550	548,625
Engineered Machinery Holdings, Inc.
Term Loan, 4.56%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024		1,128	1,129,024
Term Loan, 5.00%, (3 mo. USD Prime + 2.25%), Maturing July 19, 2024(2)		147	146,773
EWT Holdings III Corp.
Term Loan, 5.05%, (3 mo. USD LIBOR + 3.75%), Maturing January 15, 2021		1,872	1,895,208
Filtration Group Corporation
Term Loan, 4.26%, (2 mo. USD LIBOR + 3.00%), Maturing November 21, 2020		646	650,578
Gardner Denver, Inc.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	433	515,345
Term Loan, 4.01%, (3 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		1,425	1,425,127
Gates Global, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing April 1, 2024	EUR	948	1,136,139
Term Loan, 4.55%, (3 mo. USD LIBOR + 3.25%), Maturing April 1, 2024		4,709	4,732,671
Hayward Industries, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		500	503,333
Husky Injection Molding Systems Ltd.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2021		2,982	2,999,209
Milacron, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing September 28, 2023		3,060	3,071,099
Paladin Brands Holding, Inc.
Term Loan, 7.30%, (3 mo. USD LIBOR + 6.00%), Maturing August 16, 2019		1,539	1,539,151
Paternoster Holding IV GmbH
Term Loan, 6.00%, Maturing March 31, 2022(5)	EUR	1,000	1,208,680

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Rexnord, LLC
Term Loan, 4.05%, (3 mo. USD LIBOR + 2.75%), Maturing August 21, 2023	5,041	$5,058,786
Robertshaw US Holding Corp.
Term Loan, 5.75%, (1 mo. USD LIBOR + 4.50%), Maturing August 10, 2024	500	503,906
Signode Industrial Group US, Inc.
Term Loan, 4.02%, (USD LIBOR + 2.75%), Maturing May 4, 2021(4)	1,025	1,025,641
STS Operating, Inc.
Term Loan, 4.98%, (1 mo. USD LIBOR + 3.75%), Maturing February 12, 2021	304	306,312
Tank Holding Corp.
Term Loan, 5.55%, (3 mo. USD LIBOR + 4.25%), Maturing March 16, 2022	1,169	1,171,070

		$38,852,587

Insurance — 4.3%
Alliant Holdings I, Inc.
Term Loan, 4.56%, (3 mo. USD LIBOR + 3.25%), Maturing August 12, 2022	2,603	$2,607,624
AmWINS Group, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024	2,363	2,370,933
AssuredPartners, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing October 21, 2022	1,160	1,164,705
Asurion, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing August 4, 2022	5,416	5,442,025
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023	2,412	2,426,268
Term Loan - Second Lien, 7.24%, (1 mo. USD LIBOR + 6.00%), Maturing August 4, 2025	1,725	1,765,969
Cunningham Lindsey U.S., Inc.
Term Loan, 5.05%, (3 mo. USD LIBOR + 3.75%), Maturing December 10, 2019	2,120	2,014,050
Term Loan - Second Lien, 9.30%, (3 mo. USD LIBOR + 8.00%), Maturing June 10, 2020(3)	1,000	890,500
Hub International Limited
Term Loan, 4.31%, (3 mo. USD LIBOR + 3.00%), Maturing October 2, 2020	3,555	3,576,004
NFP Corp.
Term Loan, 4.80%, (3 mo. USD LIBOR + 3.50%), Maturing January 8, 2024	1,048	1,055,264
USI Holdings Corporation
Term Loan, Maturing July 26, 2024(6)	650	647,969
USI, Inc.
Term Loan, 4.31%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024	2,450	2,440,048

		$26,401,359

Leisure Goods/Activities/Movies — 5.8%
AMC Entertainment, Inc.
Term Loan, 3.48%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2022	2,333	$2,327,604
Term Loan, 3.48%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2023	597	594,202
Ancestry.com Operations, Inc.
Term Loan, 4.48%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023	2,351	2,369,374
Bombardier Recreational Products, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing June 30, 2023	4,826	4,861,583
Bright Horizons Family Solutions, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing November 7, 2023	1,583	1,592,158
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.05%, (3 mo. USD LIBOR + 3.75%), Maturing July 8, 2022	1,454	1,451,853
ClubCorp Club Operations, Inc.
Term Loan, 4.05%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2022	2,025	2,029,552
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing February 1, 2024	2,025	2,033,975

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Emerald Expositions Holding, Inc.
Term Loan, 4.30%, (3 mo. USD LIBOR + 3.00%), Maturing May 22, 2024	1,250	$1,262,500
Lindblad Expeditions, Inc.
Term Loan, 5.95%, (6 mo. USD LIBOR + 4.50%), Maturing May 8, 2021	199	200,603
Term Loan, 5.95%, (6 mo. USD LIBOR + 4.50%), Maturing May 8, 2021	1,543	1,554,672
Live Nation Entertainment, Inc.
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2023	2,826	2,841,738
Match Group, Inc.
Term Loan, 3.81%, (3 mo. USD LIBOR + 2.50%), Maturing November 16, 2022	558	562,693
Nord Anglia Education Finance, LLC
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.50%), Maturing March 31, 2021	1,817	1,819,644
Sabre GLBL, Inc.
Term Loan, 3.49%, (3 mo. USD LIBOR + 2.25%), Maturing February 22, 2024	1,055	1,060,147
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.30%, (3 mo. USD LIBOR + 3.00%), Maturing March 31, 2024	1,974	1,924,835
SRAM, LLC
Term Loan, 4.76%, (2 mo. USD LIBOR + 3.50%), Maturing March 15, 2024	2,127	2,142,503
Steinway Musical Instruments, Inc.
Term Loan, 5.06%, (3 mo. USD LIBOR + 3.75%), Maturing September 19, 2019	2,171	2,110,862
UFC Holdings, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023	1,563	1,571,003
WMG Acquisition Corp.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing November 1, 2023	1,493	1,496,362

		$35,807,863

Lodging and Casinos — 4.1%
Amaya Holdings B.V.
Term Loan, 4.80%, (3 mo. USD LIBOR + 3.50%), Maturing August 1, 2021	4,672	$4,693,745
Term Loan - Second Lien, 8.30%, (3 mo. USD LIBOR + 7.00%), Maturing August 1, 2022	1,651	1,665,878
Boyd Gaming Corporation
Term Loan, 3.70%, (1 week USD LIBOR + 2.50%), Maturing September 15, 2023	1,106	1,109,870
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2017(7)	1,293	1,558,167
CityCenter Holdings, LLC
Term Loan, 3.73%, (3 mo. USD LIBOR + 2.50%), Maturing April 18, 2024	2,175	2,182,478
Cyan Blue Holdco 3 Limited
Term Loan, Maturing July 26, 2024(6)	300	301,875
Eldorado Resorts, LLC
Term Loan, 3.56%, (3 mo. USD LIBOR + 2.25%), Maturing April 17, 2024	1,347	1,345,222
ESH Hospitality, Inc.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing August 30, 2023	1,439	1,446,139
Four Seasons Hotels Limited
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing November 30, 2023	1,020	1,024,974
Gateway Casinos & Entertainment Limited
Term Loan, 5.05%, (3 mo. USD LIBOR + 3.75%), Maturing February 22, 2023	425	427,833
Golden Nugget, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing November 21, 2019	136	137,514
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing November 21, 2019	318	320,865
Hilton Worldwide Finance, LLC
Term Loan, 3.23%, (USD LIBOR + 2.00%), Maturing October 25, 2023(4)	4,709	4,730,918

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
La Quinta Intermediate Holdings, LLC
Term Loan, 4.05%, (3 mo. USD LIBOR + 2.75%), Maturing April 14, 2021	1,063	$1,069,004
MGM Growth Properties Operating Partnership L.P.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing April 25, 2023	2,074	2,080,880
Playa Resorts Holding B.V.
Term Loan, 4.32%, (3 mo. USD LIBOR + 3.00%), Maturing April 5, 2024	1,125	1,129,500
Tropicana Entertainment, Inc.
Term Loan, 4.30%, (3 mo. USD LIBOR + 3.00%), Maturing November 27, 2020	385	387,887

		$25,612,749

Nonferrous Metals/Minerals — 1.6%
Dynacast International, LLC
Term Loan, 4.55%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022	1,332	$1,337,331
Fairmount Santrol, Inc.
Term Loan, 4.80%, (3 mo. USD LIBOR + 3.50%), Maturing September 5, 2019	2,565	2,475,297
Global Brass & Copper, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.25%), Maturing July 18, 2023	918	926,096
Murray Energy Corporation
Term Loan, 8.55%, (3 mo. USD LIBOR + 7.25%), Maturing April 16, 2020	2,111	1,943,580
New Day Aluminum, LLC
Term Loan, 10.00%, (4.00% Cash, 6.00% PIK), Maturing October 28, 2020(3)	63	37,504
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(7)	1,055	168,038
Oxbow Carbon, LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing January 19, 2020	741	746,180
Term Loan - Second Lien, 8.24%, (1 mo. USD LIBOR + 7.00%), Maturing January 17, 2020	2,225	2,234,734
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)	595	228,071

		$10,096,831

Oil and Gas — 3.8%
Ameriforge Group, Inc.
Term Loan, 14.30%, (9.30% Cash, 5.00% PIK), Maturing June 8, 2022	758	$792,033
BCP Raptor, LLC
Term Loan, 5.51%, (2 mo. USD LIBOR + 4.25%), Maturing June 24, 2024	775	782,750
Bronco Midstream Funding, LLC
Term Loan, 5.32%, (3 mo. USD LIBOR + 4.00%), Maturing August 15, 2020	1,801	1,827,988
CITGO Holding, Inc.
Term Loan, 9.80%, (3 mo. USD LIBOR + 8.50%), Maturing May 12, 2018	756	763,139
CITGO Petroleum Corporation
Term Loan, 4.80%, (3 mo. USD LIBOR + 3.50%), Maturing July 29, 2021	1,070	1,073,316
Crestwood Holdings, LLC
Term Loan, 9.23%, (1 mo. USD LIBOR + 8.00%), Maturing June 19, 2019	970	970,268
Fieldwood Energy, LLC
Term Loan, 4.17%, (3 mo. USD LIBOR + 2.875%), Maturing September 28, 2018	1,125	1,057,323
Term Loan, 8.30%, (3 mo. USD LIBOR + 7.00%), Maturing August 31, 2020	1,350	1,255,500
Term Loan, 8.42%, (3 mo. USD LIBOR + 7.125%), Maturing September 30, 2020	727	530,640
Term Loan - Second Lien, 8.42%, (3 mo. USD LIBOR + 7.125%), Maturing September 30, 2020	973	462,221
Floatel International Ltd.
Term Loan, 6.30%, (3 mo. USD LIBOR + 5.00%), Maturing June 27, 2020	597	442,106

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
MEG Energy Corp.
Term Loan, 4.73%, (1 mo. USD LIBOR + 3.50%), Maturing December 31, 2023	7,627	$7,576,763
Paragon Offshore Finance Company
Term Loan, 0.00%, Maturing July 18, 2021(3)	10	0
Term Loan, 7.30%, (3 mo. USD LIBOR + 6.00%), Maturing July 18, 2022	58	48,753
Seadrill Partners Finco, LLC
Term Loan, 4.30%, (3 mo. USD LIBOR + 3.00%), Maturing February 21, 2021	3,640	2,365,939
Sheridan Investment Partners II L.P.
Term Loan, 4.82%, (USD LIBOR + 3.50%), Maturing December 16, 2020(4)	39	32,807
Term Loan, 4.82%, (USD LIBOR + 3.50%), Maturing December 16, 2020(4)	104	87,968
Term Loan, 4.82%, (USD LIBOR + 3.50%), Maturing December 16, 2020(4)	749	632,377
Sheridan Production Partners I, LLC
Term Loan, 4.73%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	125	107,142
Term Loan, 4.73%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	204	175,411
Term Loan, 4.73%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	1,539	1,323,772
Southcross Holdings Borrower L.P.
Term Loan, 9.00%, (3.50% Cash, 5.50% PIK), Maturing April 13, 2023	63	55,310
Ultra Resources, Inc.
Term Loan, 4.31%, (3 mo. USD LIBOR + 3.00%), Maturing April 12, 2024	1,300	1,301,895

		$23,665,421

Publishing — 2.1%
Ascend Learning, LLC
Term Loan, 4.53%, (3 mo. USD LIBOR + 3.25%), Maturing July 12, 2024	1,225	$1,230,359
Getty Images, Inc.
Term Loan, 4.80%, (1 week USD LIBOR + 3.50%), Maturing October 18, 2019	5,884	5,120,688
Harland Clarke Holdings Corp.
Term Loan, 6.80%, (3 mo. USD LIBOR + 5.50%), Maturing February 9, 2022	447	448,847
LSC Communications, Inc.
Term Loan, 7.24%, (1 mo. USD LIBOR + 6.00%), Maturing September 30, 2022	1,104	1,112,448
Merrill Communications, LLC
Term Loan, 6.56%, (3 mo. USD LIBOR + 5.25%), Maturing June 1, 2022	661	663,696
ProQuest, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2021	1,958	1,976,500
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.80%, (3 mo. USD LIBOR + 3.50%), Maturing August 14, 2020	1,401	1,406,145
Tweddle Group, Inc.
Term Loan, 7.31%, (3 mo. USD LIBOR + 6.00%), Maturing October 24, 2022	853	859,523

		$12,818,206

Radio and Television — 4.4%
ALM Media Holdings, Inc.
Term Loan, 5.80%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	442	$411,380
AP NMT Acquisition B.V.
Term Loan, 7.05%, (3 mo. USD LIBOR + 5.75%), Maturing August 13, 2021	1,979	1,880,150
CBS Radio, Inc.
Term Loan, Maturing October 17, 2023(6)	500	505,625
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing October 17, 2023	1,306	1,316,840
Cumulus Media Holdings, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing December 23, 2020	4,399	3,621,020

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
E.W. Scripps Company (The)
Term Loan, Maturing August 16, 2024(6)	400	$401,500
Entercom Radio, LLC
Term Loan, 4.72%, (USD LIBOR + 3.50%), Maturing November 1, 2023(4)	1,050	1,053,388
Gray Television, Inc.
Term Loan, 3.73%, (1 mo. USD LIBOR + 2.50%), Maturing February 7, 2024	274	275,335
Hubbard Radio, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing May 27, 2022	594	595,652
iHeartCommunications, Inc.
Term Loan, 7.99%, (1 mo. USD LIBOR + 6.75%), Maturing January 30, 2019	2,132	1,722,770
Term Loan, 8.74%, (1 mo. USD LIBOR + 7.50%), Maturing July 30, 2019	364	293,331
Mission Broadcasting, Inc.
Term Loan, 3.73%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	334	335,461
Nexstar Broadcasting, Inc.
Term Loan, 3.73%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	2,693	2,701,401
Radio Systems Corporation
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing May 2, 2024	450	454,500
Raycom TV Broadcasting, LLC
Term Loan, Maturing July 25, 2024(6)	1,175	1,180,875
Sinclair Television Group, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	551	552,255
Univision Communications, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	9,733	9,672,817

		$26,974,300

Retailers (Except Food and Drug) — 6.6%
Ascena Retail Group, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	2,126	$1,650,977
Bass Pro Group, LLC
Term Loan, 4.48%, (1 mo. USD LIBOR + 3.25%), Maturing June 5, 2020	2,575	2,566,213
Term Loan, 6.30%, (3 mo. USD LIBOR + 5.00%), Maturing December 16, 2023	1,425	1,363,547
BJ’s Wholesale Club, Inc.
Term Loan, 4.97%, (3 mo. USD LIBOR + 3.75%), Maturing February 3, 2024	1,072	1,038,803
CDW, LLC
Term Loan, 3.30%, (3 mo. USD LIBOR + 2.00%), Maturing August 17, 2023	5,006	5,029,291
Coinamatic Canada, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	47	47,525
David’s Bridal, Inc.
Term Loan, 5.30%, (3 mo. USD LIBOR + 4.00%), Maturing October 11, 2019	2,106	1,679,766
Evergreen Acqco 1 L.P.
Term Loan, 5.06%, (3 mo. USD LIBOR + 3.75%), Maturing July 9, 2019	2,416	2,271,196
Harbor Freight Tools USA, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023	1,961	1,968,702
J. Crew Group, Inc.
Term Loan, 4.27%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	3,192	1,628,697
LSF9 Atlantis Holdings, LLC
Term Loan, 7.23%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	1,100	1,106,875
Men’s Wearhouse, Inc. (The)
Term Loan, 4.77%, (USD LIBOR + 3.50%), Maturing June 18, 2021(4)	1,481	1,421,640
Michaels Stores, Inc.
Term Loan, 3.98%, (1 mo. USD LIBOR + 2.75%), Maturing January 30, 2023	3,101	3,098,541

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Neiman Marcus Group Ltd., LLC
Term Loan, 4.48%, (1 mo. USD LIBOR + 3.25%), Maturing October 25, 2020		2,325	$1,722,606
Party City Holdings, Inc.
Term Loan, 4.32%, (3 mo. USD LIBOR + 3.00%), Maturing August 19, 2022		2,725	2,732,823
PetSmart, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing March 11, 2022		4,758	4,214,707
PFS Holding Corporation
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021		2,394	2,244,260
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.80%, (3 mo. USD LIBOR + 3.50%), Maturing April 30, 2021		558	538,229
Rent-A-Center, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing March 19, 2021		127	124,995
Staples, Inc.
Term Loan, Maturing August 6, 2024(6)		675	671,254
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.24%, (1 mo. USD LIBOR + 5.00%), Maturing August 21, 2019		2,575	2,461,938
Vivid Seats Ltd.
Term Loan, 5.30%, (3 mo. USD LIBOR + 4.00%), Maturing June 30, 2024		1,125	1,127,812

			$40,710,397

Steel — 0.3%
Neenah Foundry Company
Term Loan, 7.76%, (2 mo. USD LIBOR + 6.50%), Maturing April 26, 2019		376	$372,774
Zekelman Industries, Inc.
Term Loan, 4.79%, (3 mo. USD LIBOR + 3.50%), Maturing June 14, 2021		1,248	1,251,355

			$1,624,129

Surface Transport — 0.6%
Hertz Corporation (The)
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023		1,139	$1,134,942
Kenan Advantage Group, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		121	120,682
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		397	396,846
PODS, LLC
Term Loan, 4.48%, (1 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		373	375,768
Stena International S.a.r.l.
Term Loan, 4.30%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021		1,693	1,475,135

			$3,503,373

Telecommunications — 6.0%
CenturyLink, Inc.
Term Loan, 2.75%, Maturing January 31, 2025(5)		5,575	$5,460,016
Colorado Buyer, Inc.
Term Loan, 4.31%, (3 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		900	905,962
Consolidated Communications, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2023		1,172	1,154,233
Digicel International Finance Limited
Term Loan, 5.07%, (3 mo. USD LIBOR + 3.75%), Maturing May 28, 2024		825	834,024
eircom Finco S.a.r.l.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing April 19, 2024	EUR	2,075	2,482,692
Frontier Communications Corp.
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024		2,075	1,982,110

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Global Eagle Entertainment, Inc.
Term Loan, 8.46%, (1 week USD LIBOR + 7.00%), Maturing January 6, 2023	1,292	$1,251,504
Intelsat Jackson Holdings S.A.
Term Loan, 4.00%, (3 mo. USD LIBOR + 2.75%), Maturing June 30, 2019	5,850	5,835,375
IPC Corp.
Term Loan, 5.82%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021	2,322	2,217,092
Onvoy, LLC
Term Loan, 5.80%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024	1,796	1,796,996
Sprint Communications, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024	3,791	3,801,163
Syniverse Holdings, Inc.
Term Loan, 4.30%, (3 mo. USD LIBOR + 3.00%), Maturing April 23, 2019	2,108	2,034,366
Term Loan, 4.31%, (3 mo. USD LIBOR + 3.00%), Maturing April 23, 2019	1,967	1,898,460
Telesat Canada
Term Loan, 4.30%, (3 mo. USD LIBOR + 3.00%), Maturing November 17, 2023	5,335	5,379,209

		$37,033,202

Utilities — 2.8%
Calpine Construction Finance Company L.P.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing May 3, 2020	1,104	$1,105,036
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing January 31, 2022	408	407,597
Calpine Corporation
Term Loan, 4.05%, (3 mo. USD LIBOR + 2.75%), Maturing January 15, 2024	3,455	3,452,579
Dayton Power & Light Company (The)
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing August 24, 2022	622	632,369
Granite Acquisition, Inc.
Term Loan, 5.30%, (3 mo. USD LIBOR + 4.00%), Maturing December 19, 2021	121	122,263
Term Loan, 5.30%, (3 mo. USD LIBOR + 4.00%), Maturing December 19, 2021	2,686	2,710,345
Helix Gen Funding, LLC
Term Loan, 4.96%, (3 mo. USD LIBOR + 3.75%), Maturing June 2, 2024	750	758,855
Invenergy Thermal Operating I, LLC
Term Loan, 6.80%, (3 mo. USD LIBOR + 5.50%), Maturing October 19, 2022	192	184,924
Lightstone Generation, LLC
Term Loan, 5.74%, (1 mo. USD LIBOR + 4.50%), Maturing January 30, 2024	101	101,029
Term Loan, 5.74%, (1 mo. USD LIBOR + 4.50%), Maturing January 30, 2024	1,628	1,621,392
Lonestar Generation, LLC
Term Loan, 5.57%, (3 mo. USD LIBOR + 4.25%), Maturing February 22, 2021	1,362	1,307,048
Longview Power, LLC
Term Loan, 7.24%, (1 mo. USD LIBOR + 6.00%), Maturing April 13, 2021	3,234	1,875,720
Talen Energy Supply, LLC
Term Loan, Maturing July 15, 2023(6)	1,100	1,084,416
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024	798	785,636
TPF II Power, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing October 2, 2023	1,260	1,264,165

		$17,413,374

Total Senior Floating-Rate Loans (identified cost $850,745,833)		$842,054,643

Corporate Bonds & Notes — 7.2%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.1%
CBC Ammo, LLC/CBC FinCo, Inc.
7.25%, 11/15/21(8)	75	$76,125
Huntington Ingalls Industries, Inc.
5.00%, 11/15/25(8)	15	16,275
Orbital ATK, Inc.
5.25%, 10/1/21	45	46,463
TransDigm, Inc.
6.00%, 7/15/22	85	88,187
6.50%, 7/15/24	80	83,300

		$310,350

Automotive — 0.0%(9)
American Axle & Manufacturing, Inc.
5.125%, 2/15/19	20	$20,060
General Motors Financial Co., Inc.
3.25%, 5/15/18	10	10,101
ZF North America Capital, Inc.
4.50%, 4/29/22(8)	150	158,550

		$188,711

Brokerage/Securities Dealers/Investment Houses — 0.0%(9)
Alliance Data Systems Corp.
6.375%, 4/1/20(8)	30	$30,450

		$30,450

Building and Development — 0.1%
Builders FirstSource, Inc.
10.75%, 8/15/23(8)	18	$20,610
Greystar Real Estate Partners, LLC
8.25%, 12/1/22(8)	50	53,750
HD Supply, Inc.
5.25%, 12/15/21(8)	25	26,344
5.75%, 4/15/24(8)	15	16,125
Hillman Group, Inc. (The)
6.375%, 7/15/22(8)	75	72,187
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(8)	120	127,800
Standard Industries, Inc.
6.00%, 10/15/25(8)	50	54,000
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
4.375%, 6/15/19	45	46,125
5.875%, 6/15/24	60	64,050
USG Corp.
5.50%, 3/1/25(8)	5	5,331

		$486,322

Security	Principal Amount* (000’s omitted)	Value
Business Equipment and Services — 0.0%(9)
First Data Corp.
7.00%, 12/1/23(8)	155	$167,400
5.00%, 1/15/24(8)	20	20,875
FTI Consulting, Inc.
6.00%, 11/15/22	40	41,550
ServiceMaster Co., LLC (The)
7.45%, 8/15/27	45	49,050
United Rentals North America, Inc.
7.625%, 4/15/22	7	7,318

		$286,193

Cable and Satellite Television — 0.2%
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22	160	$165,200
5.75%, 1/15/24	10	10,515
5.375%, 5/1/25(8)	95	99,275
5.75%, 2/15/26(8)	45	47,686
CSC Holdings, LLC
8.625%, 2/15/19	15	16,425
5.25%, 6/1/24	10	10,288
DISH DBS Corp.
6.75%, 6/1/21	120	132,750
5.875%, 7/15/22	30	32,419
5.875%, 11/15/24	5	5,413
IAC/InterActiveCorp
4.875%, 11/30/18	47	47,258
Virgin Media Secured Finance PLC
5.50%, 1/15/25(8)	625	654,687

		$1,221,916

Chemicals and Plastics — 0.4%
Hexion, Inc.
6.625%, 4/15/20	2,000	$1,830,000
Platform Specialty Products Corp.
10.375%, 5/1/21(8)	15	16,481
6.50%, 2/1/22(8)	60	62,550
Scotts Miracle-Gro Co. (The)
6.00%, 10/15/23	15	16,144
Tronox Finance, LLC
6.375%, 8/15/20	135	137,362
7.50%, 3/15/22(8)	25	26,313
W.R. Grace & Co.
5.125%, 10/1/21(8)	30	32,700
5.625%, 10/1/24(8)	15	16,331

		$2,137,881

Conglomerates — 0.0%(9)
Spectrum Brands, Inc.
6.625%, 11/15/22	35	$36,444
5.75%, 7/15/25	75	80,156

		$116,600

Security	Principal Amount* (000’s omitted)	Value
Consumer Products — 0.0%(9)
Central Garden & Pet Co.
6.125%, 11/15/23	50	$53,500
HRG Group, Inc.
7.875%, 7/15/19	110	112,090

		$165,590

Containers and Glass Products — 0.9%
Berry Plastics Corp.
6.00%, 10/15/22	25	$26,563
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23(8)	35	38,478
6.375%, 8/15/25(8)	15	16,903
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20	4,350	4,436,521
4.804%, (3 mo. USD LIBOR + 3.50%), 7/15/21(8)(10)	1,050	1,072,313

		$5,590,778

Distribution & Wholesale — 0.0%(9)
American Tire Distributors, Inc.
10.25%, 3/1/22(8)	50	$51,875

		$51,875

Drugs — 0.4%
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
6.375%, 8/1/23(8)	115	$120,888
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20(8)	55	54,741
7.50%, 7/15/21(8)	50	49,250
5.625%, 12/1/21(8)	30	27,675
6.50%, 3/15/22(8)	887	932,459
7.00%, 3/15/24(8)	1,153	1,226,504

		$2,411,517

Ecological Services and Equipment — 0.0%(9)
Clean Harbors, Inc.
5.125%, 6/1/21	25	$25,500
Covanta Holding Corp.
5.875%, 3/1/24	25	25,063

		$50,563

Electric Utilities — 0.0%(9)
NRG Yield Operating, LLC
5.375%, 8/15/24	25	$26,250
5.00%, 9/15/26	35	35,963

		$62,213

Electronics/Electrical — 0.3%
Anixter, Inc.
5.50%, 3/1/23	50	$53,937
Infor (US), Inc.
5.75%, 8/15/20(8)	25	25,688
6.50%, 5/15/22	50	51,250

Security	Principal Amount* (000’s omitted)		Value
SS&C Technologies Holdings, Inc.
5.875%, 7/15/23		60	$63,300
Western Digital Corp.
7.375%, 4/1/23(8)		1,550	1,703,062
Zebra Technologies Corp.
7.25%, 10/15/22		12	12,743

			$1,909,980

Equipment Leasing — 0.1%
International Lease Finance Corp.
7.125%, 9/1/18(8)		400	$420,085

			$420,085

Financial Intermediaries — 0.1%
CIT Group, Inc.
5.50%, 2/15/19(8)		16	$16,780
5.375%, 5/15/20		10	10,763
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
6.00%, 8/1/20		40	41,275
JPMorgan Chase & Co.
Series S, 6.75% to 2/1/24(11)(12)		80	91,500
Navient Corp.
5.50%, 1/15/19		110	114,158
5.00%, 10/26/20		30	30,862

			$305,338

Financial Services — 0.0%(9)
Solera, LLC/Solera Finance, Inc.
10.50%, 3/1/24(8)		15	$17,156

			$17,156

Food Products — 0.3%
Dean Foods Co.
6.50%, 3/15/23(8)		45	$45,900
Iceland Bondco PLC
4.545%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(8)(10)	GBP	1,266	1,645,674
Post Holdings, Inc.
6.00%, 12/15/22(8)		35	36,969
8.00%, 7/15/25(8)		20	22,825
WhiteWave Foods Co. (The)
5.375%, 10/1/22		25	28,280

			$1,779,648

Food Service — 0.0%(9)
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.
4.625%, 1/15/22(8)		65	$66,605
6.00%, 4/1/22(8)		56	57,883
Yum! Brands, Inc.
5.30%, 9/15/19		10	10,550
3.75%, 11/1/21		15	15,469
3.875%, 11/1/23		5	4,981

			$155,488

Security	Principal Amount* (000’s omitted)	Value
Food/Drug Retailers — 0.0%(9)
Rite Aid Corp.
6.125%, 4/1/23(8)	70	$69,038

		$69,038

Health Care — 1.1%
Alere, Inc.
7.25%, 7/1/18	15	$15,060
6.50%, 6/15/20	35	35,613
6.375%, 7/1/23(8)	20	21,450
Centene Corp.
4.75%, 5/15/22	20	21,090
CHS/Community Health Systems, Inc.
7.125%, 7/15/20	35	33,053
6.25%, 3/31/23	1,650	1,668,562
Envision Healthcare Corp.
5.625%, 7/15/22	25	26,016
6.25%, 12/1/24(8)	20	21,600
HCA Healthcare, Inc.
6.25%, 2/15/21	90	97,425
HCA, Inc.
6.50%, 2/15/20	20	21,830
4.75%, 5/1/23	1,200	1,268,760
5.875%, 2/15/26	25	27,031
Hologic, Inc.
5.25%, 7/15/22(8)	70	73,959
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.
7.50%, 10/1/24(8)	27	29,970
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(8)	2,425	2,585,656
Teleflex, Inc.
5.25%, 6/15/24	20	21,100
Tenet Healthcare Corp.
6.00%, 10/1/20	55	58,695
4.375%, 10/1/21	675	689,344
8.125%, 4/1/22	95	99,987
6.75%, 6/15/23	10	9,946

		$6,826,147

Home Furnishings — 0.0%(9)
Tempur Sealy International, Inc.
5.625%, 10/15/23	30	$31,388

		$31,388

Insurance — 0.0%(9)
Alliant Holdings Intermediate, LLC
8.25%, 8/1/23(8)	40	$42,100
Hub Holdings, LLC/Hub Holdings Finance, Inc.
8.125%, (8.125% cash or 8.875% PIK), 7/15/19(8)(13)	45	45,253
Hub International, Ltd.
7.875%, 10/1/21(8)	60	62,532

		$149,885

Security	Principal Amount* (000’s omitted)	Value
Internet Software & Services — 0.0%(9)
Netflix, Inc.
5.50%, 2/15/22	45	$48,600
5.875%, 2/15/25	55	59,675
Riverbed Technology, Inc.
8.875%, 3/1/23(8)	40	39,250

		$147,525

Leisure Goods/Activities/Movies — 0.2%
National CineMedia, LLC
6.00%, 4/15/22	835	$841,262
NCL Corp., Ltd.
4.625%, 11/15/20(8)	45	46,237
Regal Entertainment Group
5.75%, 3/15/22	35	36,397
Royal Caribbean Cruises, Ltd.
7.25%, 3/15/18	50	51,407
Sabre GLBL, Inc.
5.375%, 4/15/23(8)	25	25,844
5.25%, 11/15/23(8)	40	41,200
Viking Cruises, Ltd.
8.50%, 10/15/22(8)	65	68,250
6.25%, 5/15/25(8)	45	46,125

		$1,156,722

Lodging and Casinos — 1.0%
Buffalo Thunder Development Authority
11.00%, 12/9/22(8)	250	$97,341
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(7)	2,336	3,036,835
9.00%, 2/15/20(7)	1,844	2,404,336
ESH Hospitality, Inc.
5.25%, 5/1/25(8)	35	36,138
GLP Capital, L.P./GLP Financing II, Inc.
4.875%, 11/1/20	75	79,500
MGM Resorts International
6.625%, 12/15/21	90	101,250
7.75%, 3/15/22	30	35,175
6.00%, 3/15/23	65	71,987
RHP Hotel Properties, L.P./RHP Finance Corp.
5.00%, 4/15/23	30	31,050
Station Casinos, LLC
7.50%, 3/1/21	27	28,080
Tunica-Biloxi Gaming Authority
9.00%, 11/15/15(7)(8)	345	129,375

		$6,051,067

Media — 0.2%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(8)	900	$933,750

		$933,750

Security	Principal Amount* (000’s omitted)	Value
Nonferrous Metals/Minerals — 0.0%(9)
Eldorado Gold Corp.
6.125%, 12/15/20(8)	120	$122,700
Imperial Metals Corp.
7.00%, 3/15/19(8)	25	21,625
New Gold, Inc.
6.25%, 11/15/22(8)	70	72,800

		$217,125

Oil and Gas — 0.4%
Andeavor
5.375%, 10/1/22	90	$92,534
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp.
5.50%, 10/15/19	15	15,825
6.25%, 10/15/22	35	37,275
Antero Resources Corp.
5.375%, 11/1/21	100	102,125
5.625%, 6/1/23	35	35,788
Blue Racer Midstream, LLC/Blue Racer Finance Corp.
6.125%, 11/15/22(8)	10	10,325
Canbriam Energy, Inc.
9.75%, 11/15/19(8)	30	30,750
CITGO Petroleum Corp.
6.25%, 8/15/22(8)	775	786,625
Concho Resources, Inc.
5.50%, 4/1/23	245	252,503
CrownRock, L.P./CrownRock Finance, Inc.
7.125%, 4/15/21(8)	95	97,256
7.75%, 2/15/23(8)	60	63,900
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	130	132,275
Denbury Resources, Inc.
5.50%, 5/1/22	20	9,250
Endeavor Energy Resources, L.P./EER Finance, Inc.
7.00%, 8/15/21(8)	95	98,444
8.125%, 9/15/23(8)	25	26,750
Energy Transfer Equity, L.P.
5.875%, 1/15/24	55	59,537
Gulfport Energy Corp.
6.625%, 5/1/23	65	65,000
Matador Resources Co.
6.875%, 4/15/23	40	41,800
Newfield Exploration Co.
5.625%, 7/1/24	130	138,931
PBF Logistics, L.P./PBF Logistics Finance Corp.
6.875%, 5/15/23	50	51,375
RSP Permian, Inc.
6.625%, 10/1/22	85	88,506
Seven Generations Energy, Ltd.
8.25%, 5/15/20(8)	140	146,300
6.75%, 5/1/23(8)	65	68,006
6.875%, 6/30/23(8)	30	31,350

Security	Principal Amount* (000’s omitted)	Value
SM Energy Co.
6.50%, 1/1/23	90	$86,625
Sunoco, L.P./Sunoco Finance Corp.
6.375%, 4/1/23	25	26,469
Williams Cos., Inc. (The)
4.55%, 6/24/24	5	5,138
Williams Partners, L.P./ACMP Finance Corp.
4.875%, 3/15/24	10	10,450

		$2,611,112

Publishing — 0.0%(9)
MHGE Parent, LLC/MHGE Parent Finance, Inc.
8.50%, (8.50% cash or 9.25% PIK), 8/1/19(8)(13)	20	$20,100
Tribune Media Co.
5.875%, 7/15/22	35	36,488

		$56,588

Radio and Television — 0.3%
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/22	50	$51,375
Series B, 6.50%, 11/15/22	100	103,250
iHeartCommunications, Inc.
9.00%, 12/15/19	953	761,209
11.25%, 3/1/21	50	37,375
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(8)	35	36,050
Sirius XM Radio, Inc.
6.00%, 7/15/24(8)	95	102,864
Univision Communications, Inc.
6.75%, 9/15/22(8)	837	869,224
5.125%, 5/15/23(8)	30	30,600

		$1,991,947

Retailers (Except Food and Drug) — 0.3%
Dollar Tree, Inc.
5.25%, 3/1/20	50	$51,437
5.75%, 3/1/23	110	116,600
Fresh Market, Inc. (The)
9.75%, 5/1/23(8)	1,300	988,000
Hot Topic, Inc.
9.25%, 6/15/21(8)	25	22,719
L Brands, Inc.
6.875%, 11/1/35	50	48,125
Michaels Stores, Inc.
5.875%, 12/15/20(8)	45	46,069
Murphy Oil USA, Inc.
6.00%, 8/15/23	140	148,225
Party City Holdings, Inc.
6.125%, 8/15/23(8)	60	63,000
Vista Outdoor, Inc.
5.875%, 10/1/23	35	36,050

		$1,520,225

Security	Principal Amount* (000’s omitted)	Value
Road & Rail — 0.0%(9)
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(8)	45	$47,025

		$47,025

Software and Services — 0.0%(9)
IHS Markit, Ltd.
5.00%, 11/1/22(8)	60	$65,730
Infor Software Parent, LLC/Infor Software Parent, Inc.
7.125%, (7.125% cash or 7.875% PIK), 5/1/21(8)(13)	60	61,500

		$127,230

Steel — 0.0%(9)
ArcelorMittal
6.75%, 2/25/22	25	$28,250

		$28,250

Surface Transport — 0.0%(9)
Hertz Corp. (The)
6.25%, 10/15/22	45	$42,075
XPO Logistics, Inc.
6.50%, 6/15/22(8)	75	79,031

		$121,106

Technology — 0.0%(9)
Micron Technology, Inc.
5.25%, 8/1/23(8)	15	$15,694

		$15,694

Telecommunications — 0.6%
Avaya, Inc.
9.00%, 4/1/19(7)(8)	45	$38,250
CenturyLink, Inc.
6.75%, 12/1/23	40	41,000
CommScope Technologies, LLC
6.00%, 6/15/25(8)	50	53,375
5.00%, 3/15/27(8)	5	4,995
Frontier Communications Corp.
6.25%, 9/15/21	35	29,925
10.50%, 9/15/22	25	22,563
7.625%, 4/15/24	30	23,850
6.875%, 1/15/25	50	38,250
11.00%, 9/15/25	10	8,775
Intelsat Jackson Holdings S.A.
7.25%, 10/15/20	85	81,334
7.50%, 4/1/21	10	9,428
5.50%, 8/1/23	35	29,400
Level 3 Financing, Inc.
5.375%, 1/15/24	25	25,617
Sprint Communications, Inc.
7.00%, 8/15/20	680	747,150
6.00%, 11/15/22	5	5,331

Security	Principal Amount* (000’s omitted)		Value
Sprint Corp.
7.25%, 9/15/21		60	$66,300
7.875%, 9/15/23		260	297,734
7.625%, 2/15/25		35	39,637
T-Mobile USA, Inc.
6.625%, 4/1/23		40	42,250
6.375%, 3/1/25		35	37,778
6.50%, 1/15/26		110	122,100
Wind Acquisition Finance S.A.
4.921%, (3 mo. EURIBOR + 5.25%), 4/30/19(8)(10)	EUR	550	662,016
6.50%, 4/30/20(8)		525	546,000
3.669%, (3 mo. EURIBOR + 4.00%), 7/15/20(8)(10)	EUR	525	628,112

			$3,601,170

Utilities — 0.2%
AES Corp. (The)
5.50%, 3/15/24		20	$20,850
Calpine Corp.
5.25%, 6/1/26(8)		1,150	1,132,750
Dynegy, Inc.
7.375%, 11/1/22		20	20,750
7.625%, 11/1/24		35	36,268
8.125%, 1/30/26(8)		25	25,844

			$1,236,462

Total Corporate Bonds & Notes (identified cost $43,760,440)			$44,638,110

Asset-Backed Securities — 4.4%
Security	Principal Amount (000’s omitted)		Value
ALM Loan Funding, Ltd.
Series 2015-16A, Class D, 6.654%, (3 mo. USD LIBOR + 5.35%), 7/15/27(8)(10)		$1,000	$991,015
Apidos CLO XIX
Series 2014-19A, Class E, 6.754%, (3 mo. USD LIBOR + 5.45%), 10/17/26(8)(10)		2,400	2,400,647
Apidos CLO XVII
Series 2014-17A, Class C, 4.604%, (3 mo. USD LIBOR + 3.30%), 4/17/26(8)(10)		1,000	997,398
Apidos CLO XXI
Series 2015-21A, Class D, 6.854%, (3 mo. USD LIBOR + 5.55%), 7/18/27(8)(10)		1,000	1,001,822
Ares CLO, Ltd.
Series 2014-32A, Class D, 7.015%, (3 mo. USD LIBOR + 5.70%), 11/15/25(8)(10)		2,000	2,001,142
Series 2015-2A, Class E2, 6.511%, (3 mo. USD LIBOR + 5.20%), 7/29/26(8)(10)		1,000	982,446
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 6.404%, (3 mo. USD LIBOR + 5.10%), 7/15/26(8)(10)		525	498,717
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class DR, 8.754%, (3 mo. USD LIBOR + 7.45%), 10/14/28(8)(10)		1,200	1,221,922
Series 2014-4A, Class E, 6.504%, (3 mo. USD LIBOR + 5.20%), 10/15/26(8)(10)		2,000	2,000,999
Series 2015-5A, Class D, 7.407%, (3 mo. USD LIBOR + 6.10%), 1/20/28(8)(10)		500	501,250
Cent CLO, L.P.
Series 2014-22A, Class D, 6.612%, (3 mo. USD LIBOR + 5.30%), 11/7/26(8)(10)		1,000	986,694

Security	Principal Amount (000’s omitted)	Value
Cumberland Park CLO, Ltd.
Series 2015-2A, Class E, 6.307%, (3 mo. USD LIBOR + 5.00%), 7/20/26(8)(10)	$2,025	$1,976,066
Dryden XL Senior Loan Fund
Series 2015-40A, Class E, 7.265%, (3 mo. USD LIBOR + 5.95%), 8/15/28(8)(10)	1,000	1,001,089
Galaxy CLO, Ltd.
Series 2015-21A, Class E1, 6.907%, (3 mo. USD LIBOR + 5.60%), 1/20/28(8)(10)	1,000	996,186
Golub Capital Partners CLO, Ltd.
Series 2015-23A, Class E, 7.062%, (3 mo. USD LIBOR + 5.75%), 5/5/27(8)(10)	2,000	1,931,064
Oak Hill Credit Partners VIII, Ltd.
Series 2013-8A, Class D, 4.807%, (3 mo. USD LIBOR + 3.50%), 4/20/25(8)(10)	500	500,165
Oak Hill Credit Partners XI, Ltd.
Series 2015-11A, Class E, 8.007%, (3 mo. USD LIBOR + 6.70%), 10/20/28(8)(10)	1,000	1,013,660
Octagon Investment Partners XXIII, Ltd.
Series 2015-1A, Class E2, 7.804%, (3 mo. USD LIBOR + 6.50%), 7/15/27(8)(10)	2,000	2,000,324
Palmer Square CLO, Ltd.
Series 2015-2A, Class DR, 7.807%, (3 mo. USD LIBOR + 6.50%), 7/20/30(8)(10)	1,200	1,185,084
Recette CLO, LLC
Series 2015-1A, Class E, 7.007%, (3 mo. USD LIBOR + 5.70%), 10/20/27(8)(10)	1,000	1,002,078
Westcott Park CLO, Ltd.
Series 2016-1A, Class E, 8.507%, (3 mo. USD LIBOR + 7.20%), 7/20/28(8)(10)	1,600	1,631,997

Total Asset-Backed Securities (identified cost $25,378,154)		$26,821,765

Common Stocks — 1.8%

Security	Shares	Value
Aerospace and Defense — 0.1%
IAP Global Services, LLC(3)(14)(15)	58	$605,877

		$605,877

Automotive — 0.1%
Dayco Products, LLC(3)(14)(15)	20,780	$654,570

		$654,570

Business Equipment and Services — 0.2%
Education Management Corp.(3)(14)(15)	3,569,737	$0
RCS Capital Corp.(14)(15)	63,815	1,268,323

		$1,268,323

Electronics/Electrical — 0.3%
Answers Corp.(14)(15)	96,908	$1,514,188

		$1,514,188

Health Care — 0.0%(9)
New Millennium Holdco, Inc.(14)(15)	68,551	$98,542

		$98,542

Nonferrous Metals/Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(14)(15)	707	$0

		$0

Security	Shares	Value
Oil and Gas — 0.5%
Ameriforge Group, Inc.(3)(14)(15)	60,086	$2,103,010
Bonanza Creek Energy, Inc.(15)	1,652	42,935
Nine Point Energy Holdings, Inc.(3)(8)(15)	628	9,235
Paragon Offshore Finance Company, Class A(14)(15)	1,707	1,579
Paragon Offshore Finance Company, Class B(3)(14)(15)	854	15,372
Paragon Offshore, Ltd.(14)(15)	1,707	28,166
Patterson-UTI Energy, Inc.(15)	88	1,405
Samson Resources II, LLC, Class A(14)(15)	46,484	1,100,123
Southcross Holdings Group, LLC(3)(14)(15)	67	0
Southcross Holdings L.P., Class A(14)(15)	67	41,038

		$3,342,863

Publishing — 0.6%
ION Media Networks, Inc.(3)(14)	4,429	$2,439,227
MediaNews Group, Inc.(3)(14)(15)	29,104	1,025,336

		$3,464,563

Total Common Stocks (identified cost $6,181,450)		$10,948,926

Convertible Preferred Stocks — 0.0%(9)

Security	Shares	Value
Business Equipment and Services — 0.0%
Education Management Corp., Series A-1, 7.50%(3)(14)(15)	3,972	$0

		$0

Oil and Gas — 0.0%(9)
Nine Point Energy Holdings, Inc., Series A, 12.00%(3)(13)(15)	14	$14,000

		$14,000

Total Convertible Preferred Stocks (identified cost $294,330)		$14,000

Closed-End Funds — 2.1%

Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	111,292	$1,569,217
Invesco Senior Income Trust	538,147	2,389,373
Nuveen Credit Strategies Income Fund	406,731	3,440,944
Nuveen Floating Rate Income Fund	164,907	1,945,903
Nuveen Floating Rate Income Opportunity Fund	115,017	1,345,699
Voya Prime Rate Trust	441,753	2,292,698

Total Closed-End Funds (identified cost $13,551,541)		$12,983,834

Miscellaneous — 0.0%(9)

Security	Principal Amount/ Shares	Value
Lodging and Casinos — 0.0%(9)
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(8)(15)	$110,685	$166

Total Miscellaneous (identified cost $0)		$166

Short-Term Investments — 2.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.32%(16)	15,604,733	$15,607,854

Total Short-Term Investments (identified cost $15,606,823)		$15,607,854

Total Investments — 154.5% (identified cost $955,518,571)		$953,069,298

Less Unfunded Loan Commitments — (0.1)%		$(347,935)

Net Investments — 154.4% (identified cost $955,170,636)		$952,721,363

Notes Payable — (41.2)%		$(254,000,000)

Variable Rate Term Preferred Shares, at Liquidation Value (net of unamortized deferred debt issuance costs) — (12.9)%		$(79,681,516)

Other Assets, Less Liabilities — (0.3)%		$(2,063,830)

Net Assets Applicable to Common Shares — 100.0%		$616,976,017

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)	Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion and the commitment fees on the portion of the loan that is unfunded.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	The stated interest rate represents the weighted average interest rate at August 31, 2017 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	Fixed-rate loan.

(6)	This Senior Loan will settle after August 31, 2017, at which time the interest rate will be determined.

(7)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2017, the aggregate value of these securities is $47,813,571 or 7.7% of the Trust’s net assets applicable to common shares.

(9)	Amount is less than 0.05%.

(10)	Variable rate security. The stated interest rate represents the rate in effect at August 31, 2017.

(11)	Security converts to floating rate after the indicated fixed-rate coupon period.

(12)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(13)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(14)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(15)	Non-income producing security.

(16)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended August 31, 2017 was $31,791.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	9,309,329	EUR	8,137,952	HSBC Bank USA, N.A.	9/29/17	$—	$(391,038)
USD	4,159,443	GBP	3,208,877	Goldman Sachs International	9/29/17	6,559	—
USD	8,315,936	EUR	7,083,143	Goldman Sachs International	10/31/17	—	(141,272)
USD	229,885	GBP	175,341	State Street Bank and Trust Company	10/31/17	2,728	—
USD	1,957,201	CAD	2,466,821	HSBC Bank USA, N.A.	11/30/17	—	(19,819)
USD	10,994,887	EUR	9,104,893	State Street Bank and Trust Company	11/30/17	106,650	—

						$115,937	$(552,129)

Abbreviations:

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At August 31, 2017, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

At August 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $115,937 and $552,129, respectively.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Trust at August 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$956,880,127

Gross unrealized appreciation	$15,712,271
Gross unrealized depreciation	(20,307,227)

Net unrealized depreciation	$(4,594,956)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2017, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$838,234,572	$3,472,136	$841,706,708
Corporate Bonds & Notes	—	44,638,110	—	44,638,110
Asset-Backed Securities	—	26,821,765	—	26,821,765
Common Stocks	44,340	4,051,959	6,852,627	10,948,926
Convertible Preferred Stocks	—	—	14,000	14,000
Closed-End Funds	12,983,834	—	—	12,983,834
Miscellaneous	—	166	—	166
Short-Term Investments	—	15,607,854	—	15,607,854
Total Investments	$13,028,174	$929,354,426	$10,338,763	$952,721,363
Forward Foreign Currency Exchange Contracts	$—	$115,937	$—	$115,937
Total	$13,028,174	$929,470,363	$10,338,763	$952,837,300

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(552,129)	$—	$(552,129)
Total	$—	$(552,129)	$—	$(552,129)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended August 31, 2017 is not presented. At August 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating-Rate Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 24, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 24, 2017